Summary of Significant Accounting Policies (Details) - Schedule of deferred revenue	12 Months Ended
Jun. 30, 2021 USD ($)
Schedule of deferred revenue [Abstract]
June 30,2020	$ 1,764,608
Addition	8,070,036
Recognized as revenue within the year ended June 30, 2021	(8,185,797)
June 30,2021	$ 1,648,847